June 30, 1999
                     __________________________________
                      Special Situations        Second
                      Fund III, L.P.            Quarter
                                                Report















































                     SPECIAL SITUATIONS FUND III, L.P.

                      INDEX TO SECOND QUARTER REPORT
                               JUNE 30, 1999


_________________________________________________________________________

                                                                 PAGE

Statement of Financial Condition                                  1

Portfolio of Investments                                          2

Statement of Operations                                           10

Statement of Changes in Partners' Capital                         11

Notes to the Financial Statements                                 12

































                       SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                              JUNE 30, 1999
                               (Unaudited)




ASSETS - NOTE 2
Investments, at fair value (cost $119,630,422)         $ 140,680,958
Cash and cash equivalents                                 10,030,009
Receivable for investments sold                            4,207,127
Other                                                         24,150
                                                       --------------
Total Assets                                           $ 154,942,244
                                                       --------------
                                                       --------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                 $   6,596,550
Securities sold short, at fair value                       4,290,909
    (proceeds $4,514,293) - Note 10
Payable for investments purchased - Note 2                 2,235,930
Administrator's fee payable - Note 7                         264,535
Accrued expenses                                             116,184
                                                        ------------
 Total Liabilities                                     $  13,504,108
                                                         ------------

Partners' Capital - Note 1,3 and 4
Limited Partners                                       $ 130,232,165
Corporate General Partner                                  6,174,066
Individual General Partners                                5,031,905
                                                       --------------
Total Partners' Capital                                $ 141,438,136
                                                       --------------
Total Liabilities and Partners' Capital                $ 154,942,244
                                                      --------------
                                                      --------------






________________________________________________________________________
          See the accompanying Notes to the Financial Statements.
                                   1

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1999
                                  (Unaudited)
                                                             Fair
Shares                      Common Stocks                   Value
--------------------------------------------------------------------------
              Aerospace 1.49%
  166,200     Aviation General, Inc.                   $     207,750
  371,500     SPACEHAB, Incorporated                       1,903,937
                                                           ---------
                                                           2,111,687
                                                           ---------
              Automotive 0.01%
  289,000     Steel City Products, Inc.                       11,199
                                                           ---------
              Beverages - Alcohol 0.94%
  127,200     Ravenswood Winery, Inc.                      1,335,600
                                                           ---------
              Biotechnology 1.95%
  211,000     ArQule, Inc.                                 1,028,625
  428,580     Cell Therapeutics, Inc.                      1,058,057
   61,200     Planet Polymer Technologies, Inc.               91,800
   70,500     Tripos, Inc.                                   581,625
                                                          ----------
                                                           2,760,107
                                                          ----------
              Broadcast 0.91%
  382,400     Accom, Inc.                                    334,600
  322,300     Film Roman, Inc.(a)                            946,756
                                                            --------
                                                           1,281,356
                                                           ---------
              Building Materials 0.05%
  162,000     Lincoln Logs, Ltd.                              68,850
                                                             -------
              Capital Equipment 1.49%
  172,500     Quixote Corporation                          2,102,344

              Communications Products 2.19%
  100,900     Corsair Communications, Inc.                   428,825
  327,721     ION Networks, Inc.                           1,351,849
  437,500     ION Networks, Inc. (Restricted)              1,312,500
                                                           ---------
                                                           3,093,174
                                                           ---------


  _________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       2

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1999
                                 (Unaudited)
                                                                     Fair
Shares                     Common Stocks (Continued)                 Value
---------------------------------------------------------------------------
              Component Equipment 0.26%
   20,500     SeaChange International, Inc.                     $   371,562

              Computer Equipment 3.86%
  400,600     Blue Wave Systems, Inc.                             1,452,175
  276,300     Check Technology Corporation (a)                      656,212
  277,600     Media 100, Inc.                                     1,405,350
  483,700     Netrix Corporation                                  1,723,181
   90,000     Tridex Corporation                                    230,625
                                                                  ---------
                                                                  5,467,543
                                                                  ---------
              Computer Services- Software 2.84%
  162,500     GlobalNet Financial.com, Inc.                         325,000
   70,500     Intelligent Life Corporation                          462,656
  308,200     Peerless Systems Corporation                        3,236,100
                                                                  ---------
                                                                  4,023,756
                                                                  ---------
              Computer Systems 1.02%
  194,000     I.D. Systems, Inc.                                  1,442,875
                                                                  ---------
              Consumer Services - Miscellaneous 0.19%
   24,000     Youbet.com, Inc.                                      274,500
                                                                  ---------
              Electronic Components 6.94%
  372,200     AMX Corporation                                     5,234,062
  393,579     Barringer Technologies, Inc. (a)                    2,545,961
  181,800     Frequency Electronics, Inc.                         1,522,575
  301,800     Stocker & Yale, Inc.(a)                               509,287
                                                                  ---------
                                                                  9,811,885
                                                                  ---------
              Electronic Instruments 0.64%
  150,000     BOLDER Technologies Corporation (Restricted)          900,000
                                                                  ---------
              Energy - Miscellaneous 0.56%
  600,000     Boots & Coots International Well Control (Rest)       787,500
                                                                  ---------
              Energy - Oil & Gas 1.09%
  241,379     Edge Petroleum Corporation                          1,538,791
                                                                  ---------
___________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       3
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1999
                                 (Unaudited)
                                                                     Fair
Shares                     Common Stocks (Continued)                 Value
---------------------------------------------------------------------------
              Energy Services 0.04%
   43,330     TGC Industries, Inc. (a)                          $    58,901
                                                                 ----------
              Entertainment 2.15%
  175,500     Platinum Entertainment, Inc.                        1,382,062
  236,863     Platinum Entertainment, Inc. (Restricted)           1,652,487
                                                                 ----------
                                                                  3,034,549
                                                                  ---------
              Financial Services - Miscellaneous 1.73%
  114,500     MicroFinancial Incorporated                         1,638,781
   53,200     nFront, Inc.                                          807,975
                                                                  ---------
                                                                  2,446,756
                                                                  ---------
              Foods 0.02%
    9,464     Opta Food Ingredients, Inc.                            30,166
                                                                  ---------
              Gold Mining 0.76%
2,182,000     MK Gold Company                                     1,069,180

              Healthcare Management 3.21%
  764,600     Apache Medical Systems, Inc.                          812,387
  373,900     Mednet International, Ltd.                            575,806
  330,000     Physicians' Specialty Corp.                         3,155,625
                                                                  ---------
                                                                  4,543,818
                                                                  ---------
              Healthcare-Specialized Products & Services 0.11%
  223,529     Accuhealth, Inc. (a)                                  153,676
                                                                  ---------
              Manufacturer-Consumer Products 1.53%
  262,800     Zindart Limited                                     2,168,100
                                                                  ---------
              Medical - Drugs 1.55%
  556,267     Cubist Pharmaceuticas, Inc.                         2,190,301
                                                                  ---------





  _________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       4
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1999
                                 (Unaudited)
                                                                     Fair
Shares                     Common Stocks (Continued)                 Value
--------------------------------------------------------------------------
              Medical Devices and Equipment 16.49%
  453,800     Aksys Ltd.                                          2,637,712
1,064,400     Applied Imaging Corporation                         1,596,600
   57,714     Cambridge Heart, Inc. (Restricted)                    302,998
   88,825     Cardiac Control Systems, Inc.                           6,440
  435,200     EP MedSystems, Inc.(a)                              1,305,600
  425,700     Image Guided Technologies, Inc. (a)                    93,101
  772,700     IRIDEX Corporation (a)                              3,766,912
   49,300     Invivo Corporation                                    647,062
1,222,200     Laserscope, Inc. (a)                                1,833,300
  267,727     Medical Graphics Corporation (Restricted)             334,659
  546,800     Optical Sensors Incorporated                          495,537
   88,345     Possis Medical, Inc.                                  749,961
  338,300     Precision Optics Corporation                          338,300
  850,000     The Spectranetics Corporation                       2,390,625
  369,400     Thoratec Laboratories Corporation                   3,924,875
   96,000     World Heart Corporation                               984,000
  160,000     Zoll Medical Corporation                            1,920,000
                                                                 ----------
                                                                 23,327,682
                                                                 ----------
              Medical Drugs 0.87%
  224,300     EPIX Medical, Inc.                                  1,233,650
                                                                 ----------
              Medical Information Systems 1.72%
  525,580     CIMA Labs Inc.                                      2,430,807
                                                                  ---------
              Paper & Forest Products 0.11%
   24,967     Mercer International, Inc. - SBI                      149,802
                                                                 ----------
              Paper-Packaging 0.02%
  593,749     Chase Packaging Corporation                            32,656
                                                                   --------
              Retail 10.92%
   259,300    1-800 CONTACTS, INC.                                4,861,875
   194,700    EZCORP, Inc.                                        1,338,532
   734,200    Jos. A. Bank Clothiers, Inc. (a)                    4,680,525
   224,000    One Price Clothing Stores, Inc.                     1,064,000
   151,200    Travis Boats & Motors, Inc.                         2,192,400
    69,100    Value America, Inc.                                 1,312,900
                                                                 ----------
                                                                 15,450,262
---------------------------------------------------------------------------
            See the accompanying Notes to the Financial Statements.
                                       5
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1999
                                 (Unaudited)
                                                                     Fair
Shares                     Common Stocks (Continued)                 Value
---------------------------------------------------------------------------
            Software 18.97%
  297,300   ANSYS, Inc.                                        $  2,954,419
  413,908   Connect, Inc.                                         1,306,397
  329,400   Enlighten Software Solutions, Inc.(a)                 1,132,312
  202,125   Enterprise Software, Inc.                             1,617,000
  354,740   Fourth Shift Corporation                              1,308,104
  437,400   Gensym Corporation                                    1,640,250
  256,000   Mechanical Dynamics, Inc.                             1,536,000
  376,200   OrCad, Inc.                                           4,773,035
  222,900   Rogue Wave Software, Inc.                             2,033,962
  810,000   Silicon Valley Research, Inc.                           101,250
  862,069   Silicon Valley Research, Inc. (Restricted)              107,759
  177,000   Template Software, Inc.                                 774,375
  535,500   ULTRADATA Corporation (a)                             3,748,500
  427,000   Versant Corporation (a)                               1,067,500
  622,700   White Pine Software, Inc. (a)                         2,724,312
                                                                 ----------
                                                                 26,825,175
                                                                 ----------
            Specialty Financial 4.24%
  201,000   Medallion Financial Corporation                       3,831,562
  288,900   MFC Bancorp Ltd.                                      2,166,750
                                                                  ---------
                                                                  5,998,312
                                                                  ---------
            Technology CAD/CAM/CAE 3.33%
1,019,300   Spatial Technology, Inc.(a)                           4,714,262
                                                                  ---------
            Transportation 1.37%
  152,400   Aramex International Limited                          1,333,500
  845,000   Country Wide Transport Services, Inc.                   607,344
                                                                  ---------
                                                                  1,940,844
                                                                  ---------

             Total Common Stocks 95.57%                         135,181,628
                                                                -----------




---------------------------------------------------------------------------
           See the accompanying Notes to the Financial Statements.
                                    6

                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                    PORTOFLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 1999
                                (UNAUDITED)

                                                                   Fair
Shares                     Preferred Stocks                        Value
------------------------------------------------------------------------
             Computer Equipment 0.21%
   21,818    Netrix Corporation convertible preferred         $   299,997
                                                              -----------
             Computer Services 0.88%
    1,250    SkyLynx Communications, Inc. (Restricted)          1,250,000
                                                              -----------
             Energy Services 0.74%
  150,300    TGC Industries, Inc. (a)                             385,144
                                                              -----------
             Healthcare-Specialized Products & Services 0.38%
  425,000    Accuhealth, Inc. convertible preferred (a)           531,250
                                                              -----------
             Medical Devices 0.01%
      246    KeraVision, Inc. convertible preferred                 8,548
                                                                ---------
               Total Preferred Stocks 1.75%                     2,474,939
                                                                ---------

                                                                     Fair
Warrants                           Warrants                          Value
---------------------------------------------------------------------------

               Biotechnology 0.03%
   271,000     Diacrin, Inc. 12/31/00                               42,344
                                                                 ---------
               Broadcasting 0.00%
    43,125     Children's Broadcasting Corporation 1/8/01              -
                                                                 ---------
               Computer Services 0.00%
    38,235     SkyLynx Communications, Inc. 5/20/00                   -
                                                                 ---------
               Communications Products 0.45%
   218,750     ION Networks, Inc. 6/7/02                              -
   267,242     ION Networks, Inc. 4/1/00                           634,698
                                                                 ---------
                                                                   634,698
                                                                 ---------


---------------------------------------------------------------------------
         See the accompanying Notes to the Financial Statements.

                                    7

                     SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 1999
                                (Unaudited)

                                                                   Fair
Shares                    Warrants (Continued)                     Value
---------------------------------------------------------------------------
               Electronic Components  0.96%
   229,167     Barringer Technologies, Inc. 5/9/00                1,033,256
   200,000     Energy Conversion Devices, Inc. 7/31/01              325,000
                                                                  ---------
                                                                  1,358,256
                                                                  ---------
               Energy - Miscellaneous 0.00%
   180,000     Boots & Coots International Well Control 5/14/04 (R)    -
   300,000     Boots & Coots International Well Control 5/14/02 (R)    -
                                                                  ---------
                                                                       -
                                                                  ---------
               Energy - Oil & Gas 0.08%
    72,414     Edge Petroleum Corporation 5/5/04                    108,621
                                                                  ---------
               Medical Devices and Equipment 0.05%
     5,771     Cambridge Heart, Inc. 6/9/03 (Restricted)                -
   345,000     Hemagen Diagnostics, Inc. 2/28/01                     70,069
    13,252     Possis Medical, Inc. 6/2/03                              -
                                                                  ---------
                                                                     70,069
                                                                  ---------
               Medical-Drugs 0.28%
   233,334     Cubist Pharmaceuticals, Inc. 9/23/03                 393,751
                                                                  ---------
               Medical Information Systems 0.00%
 1,100,000     Liferate Systems, Inc. 11/14/07                         -
 1,100,000     Liferate Systems, Inc. 11/14/07 (Restricted)            -
                                                                  ---------
                                                                       -
                                                                  ---------
               Retail 0.04%
    95,000     Pawnmart, Inc. A 3/11/03                              32,657
    90,000     Pawnmart, Inc. B 3/11/04                              16,875
                                                                  ---------
                                                                     49,532
                                                                  ---------



--------------------------------------------------------------------------

          See the accompanying Notes to the Financial Statements.
                                     8
                     SPECIAL SITUATIONS FUND III, L. P.
                          (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                              June 30,1999
                               (Unaudited)

                                                                      Fair
Warrants                 Warrants (Continued)                         Value
---------------------------------------------------------------------------

               Software 0.10%
   862,069     Silicon Valley Research, Inc. 4/15/00 (Restricted)     -
   236,250     Versant Corporation 12/28/01 (a)                    147,656
                                                                  ---------
                                                                   147,656
                                                                  ---------

                         Total Warrants 1.98%                    2,804,927
                                                                 ----------


                                                                      Fair
Units                           Units                                 Value
---------------------------------------------------------------------------

               Housing - Construction 0.10%
  281,600      Boulevard Investments Group                      $   140,800
                                                                  ---------
               Software 0.06%
  629,310      Silicon Valley Research, Inc. (Restricted)            78,664
                                                                  ---------

               Total Units 0.16%                                    219,464
                                                                  ---------

                         TOTAL INVESTMENTS 99.46%             $ 140,680,958
                                                                -----------
                                                                -----------










 ------------------------------------------------------------------------

          See the accompanying Notes to the Financial Statements.
                                     9

                     SPECIAL SITUATIONS FUND III, L. P.
                          (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                              June 30,1999
                               (Unaudited)


                         Securities Sold Short                        Fair
Shares                     Common Stocks                              Value
---------------------------------------------------------------------------

               Electronic Instruments 0.08%
    13,000     BOLDER Technologies Corporation                 $    113,750
                                                                  ---------
               Healthcare - Drugs 1.56%
    33,800     Shared Medical, Inc.                               2,205,397
                                                                  ---------
               Medical Devices & Equipment 1.16%
    90,000     Calypte Biomedical Corporation                       157,500
   126,100     Possis Medical, Inc.                               1,481,675
                                                                  ---------
                                                                  1,639,175
                                                                  ---------
               Software 0.23%
    54,300     TRO Learning, Inc.                                   332,587
                                                                  ---------
                                                                  ---------


               TOTAL SECURITIES SOLD SHORT 3.03%                  4,290,909
                                                                  ---------
                                                                  ---------






(A) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital.






 ------------------------------------------------------------------------

          See the accompanying Notes to the Financial Statements.
                                     10

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                  (Unaudited)

___________________________________________________________________________




INCOME

Net realized gain on investments                              $ 10,581,142
Net change in unrealized appreciation                            1,309,536
                                                                -----------
Net gain on investment portfolio                                11,890,678
Interest                                                           174,613
Dividends                                                          133,478
                                                                ----------
Total                                                        $  12,198,769
                                                                ----------


EXPENSES

Administrator's fee - Note 7                                  $    516,656
Professional Fees                                                  178,124
Independent General Partners' fees                                  15,000
Other                                                               48,600
                                                                ----------
Total                                                              758,380
                                                               ------------
Net Income                                                    $ 11,440,389
                                                               ------------
                                                               ------------












___________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                       11


                         SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
            (Information Subsequent to December 31, 1998 is Unaudited)
___________________________________________________________________________


                    Per Limited             Corporate  Individual
                     Partners'   Limited     General    General
                       Unit      Partners    Partner    Partners    Total
                    ----------  ---------  ---------- ----------- ---------
YEAR ENDED
 DECEMBER 31, 1998:

BALANCE
 DECEMBER 31, 1997         $155,655,577  9,989,872  3,861,262  169,506,711

 Capital contributions        4,150,000       -         -       4,150,000

 Transfers                        -     (2,602,867) 2,602,867       -

 Allocation of net loss    (18,053,984)   (913,319)  (752,425) (19,719,728)

 Repurchases               (19,092,686)        -         -     (19,092,686)
                            -----------  ----------- -------- ------------
BALANCE,
DECEMBER 31, 1998 $25,000  122,658,907   6,473,686  5,711,704 134,844,297
                   -------

SIX MONTHS ENDED
 JUNE 30, 1999:
 Capital contributions       1,750,000        -                1,750,000
 Transfers                        -      (776,763)    776,763         -

 Allocation of
 net income      $   2,094  10,419,808    477,143    543,438  11,440,389
                    -------
 Repurchases                (4,596,550)    -      (2,000,000 (6,596,550)
                           ----------- ----------- ---------- ----------
BALANCE,
JUNE 30, 1999:   $25,000  $130,232,165  6,174,066  5,031,905 141,438,136
                  -------  -----------  ---------  --------- ------------
                  -------  -----------  ---------  --------- ------------



See Note 4 for changes in Units outstanding.



________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                        12



                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS
            (Information Subsequent to December 31, 1998 is Unaudited)

NOTE 1- GENERAL:

     Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October
     18, 1993, and commenced investment operations on January 1, 1994.
     The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated as provided for in the Agreement of Limited Partnership(the "Agreement").

     The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

     The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

     The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

     Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

                                         13



                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)
                          NOTES TO THE FINANCIAL STATEMENTS
              (Information Subsequent to December 31, 1998 is Unaudited)


NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents include cash held in money market funds.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

        Income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% to MGP. If there is a loss for an accounting period, the 20% allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the 20% allocation, income for the six months ended June 30, 1999 was eliminated by a loss carryover from December 31, 1998 of $19,719,728. Accordingly, there was no 20% allocation for the period.

        Losses are allocated to the partners in proportion to the number of Units Held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the Partner's capital account divided by $25,000.

        As of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16, and December 17, of each year.

                                       14
                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS
             (Information Subsequent to December 31, 1998 is Unaudited)


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        In May 1999, the Fund offered to repurchase up to 546.3772 Units (10% of its outstanding Units at June 30, 1999 prior to the semi-annual adjustment of Units). 263.8620 Units were tendered for repurchase.

        The Fund also has the right to sell additional Units at the beginning of each fiscal period.

        Changes in Units outstanding are as follows:

                                           Corporate   Individual
                                Limited     General      General
                                Partners    Partner      Partner     Total
                               __________  __________ ____________ _______

Balance, December 31, 1997      6,226.2231   399.5948   154.4505 6,780.2684
Additional Units sold             166.0000       -           -     166.0000
Transfers                            -      (104.1147)  104.1147         -
Semi-annual adjustment
of Units                         (722.1594)   (36.5327) (30.0970)(788.7891)
Repurchases                      (763.7074)      -         -     (763.7074)
                                -----------  ---------  --------- ---------

Balance, December 31, 1998      4,906.3563    258.9474  228.4682 5,393.7719
Additional Units sold              70.0000       -          -       70.0000
Transfer                             -        (31.0705)  31.0705          -
Semi-annual adjustment
of Units                          416.7923     19.0857   21.7375  457.6155
Repurchases                      (183.8620)      -      (80.000) (263.8620)
                                ----------- ----------  ---------  --------

Balance, June 30, 1999          5,209.2866    246.9626  201.2762 5,657.5254
                                -----------  ---------  --------  ---------


NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the six months ended June 30, 1999 aggregated $90,947,463 and $94,991,630, respectively.




                                   15

                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS
             (Information Subsequent to December 31, 1998 is Unaudited)



NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.



NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.



NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                 Six Months
                 Ended                    Years Ended
                 June 30,                 December 31,
                 ----------------------------------------------------------
                   1999       1998         1997      1996    1995    1994
                   ----       ----         ----      ----    ----    ----
Ratio of total     1.10%*     1.02%        .98%      1.00%   1.18%   1.19%
   expenses to
   average net
   assets

 Ratio of net      16.53%*   (12.73)%     21.84%    39.58%   38.09%  11.18%
   income (loss)
   to average net
   assets

Portfolio          66.39%    114.61%     139.70%    228.0%   245.2%  233.4%
   turnover rate

*Annualized



                                   16

                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS
             (Information Subsequent to December 31, 1998 is Unaudited)





NOTE 9- RETURN ON PARTNER INVESTMENT:

        At June 30, 1999, the value of a $25,000 investment made at each respective subscription date is as follows:

               Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $58,808
               January 1, 1995                   53,762
               July 1, 1995                      47,604
               January 1, 1996                   39,699
               July 1, 1996                      29,969
               January 1, 1997                   28,364
               July 1, 1997                      26,867
               January 1, 1998                   23,836
               July 1, 1997                      24,440
               January 1, 1999                   27,094


NOTE 10- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.















                                       17